Revenue - Disaggregation of revenue from contracts with customers by categories of vehicles and related services (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	¥ 199,615	¥ 150,298	¥ 361,134	¥ 401,844	¥ 527,543
Sales of robotaxis and related services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	62,030	13,357
Robobus
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	25,152	43,026
Robosweeper
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	33,850	11,536
Robovan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,900	3,263
Other technology services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	¥ 75,683	¥ 79,116	¥ 164,901	¥ 262,369	¥ 157,199